Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Subtotal		$ 8,645,031	$ 8,164,133
Less: accumulated depreciation		(3,322,626)	(3,719,660)
Total property and equipment, net		5,322,405	4,444,473
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	[1]	965,637
Bakery production equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal		1,163,372	1,155,420
Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal		112,593	110,567
Office equipment and furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal		1,031,562	938,252
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal		$ 5,371,867	$ 5,959,894

[1]	On January 21, 2025, the Company obtained one floor area of a building from its controlling shareholder, Mr. Gang Li, in the settlement of the amount due from him. The acquired property has an original value of $965,637 and a remaining useful life of 20 years. The Company intends to lease out this property which will generate stable rental income for the Company.